TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2023
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES

	March 31, 2023	December 31, 2022
Trades payable	$20,200	$40,241
Due to related parties	48,262	37,094
VAT, income and dividend taxes payable	9,919	43,703
Salaries payable	54,383	70,417
	$132,764	$191,455